Note 14 - Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of related party [text block]
14.	Related party balances and transactions

All transactions with related parties have occurred in the normal course of operations. All amounts are unsecured, non-interest bearing and have no
specific terms of settlement, unless otherwise noted.

(a)	Related parties

	Year ended December 31,
	2017	2016
Universal Mineral Services Ltd. 1
Fees, salaries and other employee benefits	$574	$323
Legal and professional fees	-	1
Marketing and investor relations	7	10
Insurance	2	-
Office and administration	419	401
Regulatory, transfer agent and shareholder information	17	10
Project investigation costs	10	-
Exploration and evaluation expenditures:
Committee Bay	529	22
Homestake	136	2
Peru	352	50
Total transactions for the period	$2,046	$819

1.	Universal Mineral Services Ltd., (“UMS”) is a private company with directors and officers in common that, pursuant to an agreement dated
March 30, 2012
and as amended on
December 30, 2015,
provides office space and geological and administrative services to the Company on a cost recovery basis.

The outstanding balance owing at December 31, 2017 was $179 ( December 31, 2016 – $133 ). In addition, the Company had $150 on deposit with UMS as at December 31, 2017 ( December 31, 2016 - $31 ).

(b)	Compensation of key management personnel

During the period, compensation to key management personnel was as follows:

	Year ended December 31,
	2017	2016
Short-term benefits	$1,545	$1,380
Share-based payments	709	1,351
	$2,254	$2,731